Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 351	$ 358	$ 298
Work-in-process	350	500	721
Finished goods	35		229
Total inventories	$ 736	$ 858	$ 1,248